World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2010

Dates Covered
Collections Period	08/01/10 - 08/31/10
Interest Accrual Period	08/16/10 - 09/14/10
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/10	748,874,707.21	54,080
Yield Supplement Overcollaterization Amount at 07/31/10	42,413,983.65	0

Receivables Balance at 07/31/10	791,288,690.86	54,080
Principal Payments	27,375,359.81	1,903
Defaulted Receivables	975,639.84	50
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 08/31/10	40,412,550.03	0

Pool Balance at 08/31/10	722,525,141.18	52,127

Pool Statistics	$Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,113,992.71	429
Past Due 61-90 days	1,128,578.61	94
Past Due 91 + days	202,602.02	18

Total	5,445,173.34	541

Total 31+ Delinquent as % Ending Pool Balance	0.75%

Recoveries	543,644.62

Aggregate Net Losses—August 2010	431,995.22

Overcollateralization Target Amount	43,351,508.47
Actual Overcollateralization	43,351,508.47

Weighted Average APR	4.65%
Weighted Average APR, Yield Adjusted	7.60%
Weighted Average Remaining Term	49.32

Flow of Funds	$ Amount
Collections	31,004,913.29
Advances	(394.00)
Investment Earnings on Cash Accounts	6,968.15
Servicing Fee	(659,407.24)

Available Funds	30,352,080.20

Distributions of Available Funds
(1) Class A Interest	755,845.57
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,768,592.07
(7) Distribution to Certificateholders	4,746,307.76

Total Distributions of Available Funds	30,352,080.20

Servicing Fee	659,407.24
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 08/16/10	703,942,224.78
Principal Paid	24,768,592.07
Note Balance @ 09/15/10	679,173,632.71

Class A-1
Note Balance @ 08/16/10	35,940,224.78
Principal Paid	24,768,592.07
Note Balance @ 09/15/10	11,171,632.71
Note Factor @ 09/15/10	4.4865995%

Class A-2
Note Balance @ 08/16/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/10	197,000,000.00
Note Factor @ 09/15/10	100.0000000%

Class A-3
Note Balance @ 08/16/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/10	241,000,000.00
Note Factor @ 09/15/10	100.0000000%

Class A-4
Note Balance @ 08/16/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 09/15/10	198,106,000.00
Note Factor @ 09/15/10	100.0000000%

Class B
Note Balance @ 08/16/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 09/15/10	31,896,000.00
Note Factor @ 09/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	837,180.37
Total Principal Paid	24,768,592.07

Total Paid	25,605,772.44

Class A-1
Coupon	0.23262%
Interest Paid	6,967.01
Principal Paid	24,768,592.07

Total Paid to A-1 Holders	24,775,559.08

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9129537
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0104014

Total Distribution Amount	27.9233551

A-1 Interest Distribution Amount	0.0279800
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	99.4722573

Total A-1 Distribution Amount	99.5002373

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/10	54,150.20
Balance as of 08/31/10	53,756.20
Change	(394.00)

Reserve Account
Balance as of 08/16/10	2,345,271.93
Investment Earnings	498.95
Investment Earnings Paid	(498.95)
Deposit/(Withdrawal)	0.00
Balance as of 09/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93